Financial income (Tables)	12 Months Ended
Dec. 31, 2019
Financial income
Schedule of financial result

	December 31
	2019	2018	2017
Financial income
Interest on financial assets	36,928	24,703	52,999
Foreign exchange gain	17,906	20,047	2,981
Effect of IAS 29	3,791	742	—
Interest receivable	2,951	1,959	357
Discounts obtained	1,646	902	39
Other income	6,881	1,904	2,045
	70,103	50,257	58,421

Financial expenses
Foreign-exchange losses	(37,622)	(17,388)	(3,607)
Liability interest	(9,297)	(593)	(470)
Discount granted	(10,265)	(10,743)	(9,141)
Interest on loans and financing	(6,174)	(7,830)	(7,611)
Tax on financial operations	(3,974)	(695)	(560)
Effectof IAS 29	(3,948)	(1,682)	—
Other expenses (*)	(16,000)	(9,245)	(2,639)
	(87,280)	(48,176)	(24,028)

Financial results (**)	(17,177)	2,081	34,393

(*)   Refers mainly to the realization of AVP on acquired companies and bank expenses

(**) The amounts presented include R$ 2,128 (R$ 35 as of December 31, 2018) related to Linx Pay Meios de Pagamento Ltda.